Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 0	$ 0
State	808	0
Foreign	0	0
Total Current	808	0
Deferred:
Federal	0	0
State	0	0
Foreign	0	0
Total Deferred	0	0
Provision for Income Taxes	$ 808	$ 0